May 2, 2024

Securities and Exchange Commission
Division of Investment Management
Insured Investments Office
100 F Street NE
Washington, DC  20549

Re:  Allianz Variable Insurance Products Trust
       File Nos. 333-83423 and 811-09491

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), this letter serves as certification that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Post-effective Amendment, No. 75, which was has been filed electronically with the Securities and Exchange Commission via EDGAR on April 29, 2024.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

/s/ Amanda Farren
Amanda Farren, Chief Legal Officer

763/582-6512
Amanda.Farren@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.